Employee Benefits - Schedule of Other Benefits Provision (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Benefits Provision [Abstract]
Balances as of January 1	$ 32,125	$ 30,096
Net provisions established	45,583	54,571
Provisions used	(56,535)	(52,542)
Total	$ 21,173	$ 32,125